Exhibit 99.1

World Omni Select Auto Trust 2020-A
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	97,250,717.92	9,523
Principal Payments	5,599,541.84	177
Defaulted Receivables	463,895.48	38
Repurchased Accounts	0.00	0
Pool Balance at 07/31/24	91,187,280.60	9,308

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.53%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	8,361,928.46	692
Past Due 61-90 days	2,747,969.93	222
Past Due 91-120 days	362,971.28	28
Past Due 121+ days	0.00	0
Total	11,472,869.67	942

Total 31+ Delinquent as % Ending Pool Balance	12.58%
Total 61+ Delinquent as % Ending Pool Balance	3.41%
Delinquency Trigger Occurred	NO

Recoveries	413,176.38
Aggregate Net Losses/(Gains) - July 2024	50,719.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.63%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	-0.04%
Third Prior Net Losses/(Gains) Ratio	-0.93%
Four Month Average	-0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.74%

Overcollateralization Target Amount	17,318,993.94
Actual Overcollateralization	17,318,993.94
Weighted Average Contract Rate	8.40%
Weighted Average Remaining Term	22.39

Flow of Funds	$ Amount

Collections	6,717,701.51
Investment Earnings on Cash Accounts	58,664.20
Servicing Fee	(101,302.83)
Transfer to Collection Account	-
Available Funds	6,675,062.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	23,741.38
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	6,063,437.32
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	534,532.51

Total Distributions of Available Funds	6,675,062.88

Servicing Fee	101,302.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 07/15/24	79,931,723.98
Principal Paid	6,063,437.32
Note Balance @ 08/15/24	73,868,286.66

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-3
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class B
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class C
Note Balance @ 07/15/24	22,791,723.98
Principal Paid	6,063,437.32
Note Balance @ 08/15/24	16,728,286.66
Note Factor @ 08/15/24	37.8725077%

Class D
Note Balance @ 07/15/24	37,660,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	37,660,000.00
Note Factor @ 08/15/24	100.0000000%

Class E
Note Balance @ 07/15/24	19,480,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	19,480,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	77,093.05
Total Principal Paid	6,063,437.32
Total Paid	6,140,530.37

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	0.84000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	1.25000%
Interest Paid	23,741.38
Principal Paid	6,063,437.32
Total Paid to C Holders	6,087,178.70

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0962496
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.5701179
Total Distribution Amount	7.6663675

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.5375001
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	137.2750129
Total C Distribution Amount	137.8125130

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	12,989,245.45
Investment Earnings	57,813.73
Investment Earnings Paid	(57,813.73)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,547,114.95	$1,235,045.10	$1,334,529.44
Number of Extensions	132	104	108
Ratio of extensions to Beginning of Period Receivables Balance	1.59%	1.20%	1.23%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.
World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.